Hedging Activities, Derivative Instruments, and Credit Risk, Hedging Activities and Derivative Instruments within the Condensed Consolidated Balance Sheets (FY) (Details) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2017		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Maximum [Member]
Derivatives, Fair Value [Line Items]
Maturity period of foreign currency contracts		1 year		1 year
Cross Currency Interest Rate Swap Contracts [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Notional amount								$ 100,000
Cross Currency Interest Rate Swap Contracts [Member] | Derivatives Designated as Hedging Instruments [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Notional amount				$ 100,000		$ 100,000		100,000
Cross Currency Interest Rate Swap Contracts [Member] | Derivatives Designated as Hedging Instruments [Member] | Net Investment [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Notional amount	[1]			200,000		200,000
Cross Currency Interest Rate Swap Contracts [Member] | Derivatives Not Designated as Hedging Instruments [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Notional amount								$ 100,000
Cross Currency Interest Rate Swap Contracts [Member] | Other Current Assets [Member] | Derivatives Designated as Hedging Instruments [Member] | Net Investment [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Assets fair value	[1]			0		0
Cross Currency Interest Rate Swap Contracts [Member] | Other Assets [Member] | Derivatives Designated as Hedging Instruments [Member] | Net Investment [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Assets fair value	[1]			26,828	[2]	23,142
Cross Currency Interest Rate Swap Contracts [Member] | Accrued Liabilities [Member] | Derivatives Designated as Hedging Instruments [Member] | Net Investment [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Liabilities fair value	[1]			0		0
Cross Currency Interest Rate Swap Contracts [Member] | Other Liabilities [Member] | Derivatives Designated as Hedging Instruments [Member] | Net Investment [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Liabilities fair value	[1]			0		0
Interest Rate Swap Contracts [Member] | Derivatives Designated as Hedging Instruments [Member] | Cash Flow [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Notional amount		$ 1,125,000	[2]	1,125,000	[1]	1,125,000	[1]
Interest Rate Swap Contracts [Member] | Other Current Assets [Member] | Derivatives Designated as Hedging Instruments [Member] | Cash Flow [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Assets fair value		0	[2]	0	[1]	0	[1]
Interest Rate Swap Contracts [Member] | Other Assets [Member] | Derivatives Designated as Hedging Instruments [Member] | Cash Flow [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Assets fair value		0	[2]	0	[1]	0	[1]
Interest Rate Swap Contracts [Member] | Accrued Liabilities [Member] | Derivatives Designated as Hedging Instruments [Member] | Cash Flow [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Liabilities fair value		8,000	[2]	16,258	[1],[2]	8,961	[1]
Interest Rate Swap Contracts [Member] | Other Liabilities [Member] | Derivatives Designated as Hedging Instruments [Member] | Cash Flow [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Liabilities fair value		49,700	[2]	47,224	[1],[2]	52,711	[1]
Foreign Currency Forwards [Member] | Maximum [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Notional amount		45,800		79,000
Foreign Currency Forwards [Member] | Derivatives Not Designated as Hedging Instruments [Member] | Fair Value [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Notional amount		97,400	[2]	78,998	[1],[2]	159,795	[1]
Foreign Currency Forwards [Member] | Other Current Assets [Member] | Derivatives Not Designated as Hedging Instruments [Member] | Fair Value [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Assets fair value		800	[2]	884	[1],[2]	3,348	[1]
Foreign Currency Forwards [Member] | Other Assets [Member] | Derivatives Not Designated as Hedging Instruments [Member] | Fair Value [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Assets fair value		0	[2]	0	[1]	0	[1]
Foreign Currency Forwards [Member] | Accrued Liabilities [Member] | Derivatives Not Designated as Hedging Instruments [Member] | Fair Value [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Liabilities fair value		0	[2]	0	[1]	0	[1]
Foreign Currency Forwards [Member] | Other Liabilities [Member] | Derivatives Not Designated as Hedging Instruments [Member] | Fair Value [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Liabilities fair value		$ 0	[2]	0	[1]	0	[1]
Foreign Currency Forwards [Member] | Derivatives Not Designated as Hedging Instruments [Member] | Fair Value [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Notional amount	[1]			42,759	[2]	25,277
Foreign Currency Forwards [Member] | Other Current Assets [Member] | Derivatives Not Designated as Hedging Instruments [Member] | Fair Value [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Assets fair value	[1]			0		0
Foreign Currency Forwards [Member] | Other Assets [Member] | Derivatives Not Designated as Hedging Instruments [Member] | Fair Value [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Assets fair value	[1]			0		0
Foreign Currency Forwards [Member] | Accrued Liabilities [Member] | Derivatives Not Designated as Hedging Instruments [Member] | Fair Value [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Liabilities fair value	[1]			152	[2]	826
Foreign Currency Forwards [Member] | Other Liabilities [Member] | Derivatives Not Designated as Hedging Instruments [Member] | Fair Value [Member]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type [Abstract]
Liabilities fair value	[1]			$ 0		$ 0

[1]	Notional amounts represent the gross contract amounts of the outstanding derivatives excluding the total notional amount of positions that have been effectively closed through offsetting positions. The net gains and net losses associated with positions that have been effectively closed through offsetting positions but not yet settled are included in the asset and liability derivatives fair value columns, respectively.
[2]	Notional amounts represent the gross contract amounts of the outstanding derivatives excluding the total notional amount of positions that have been effectively closed through offsetting positions. The net gains and net losses associated with positions that have been effectively closed through offsetting positions but not yet settled are included in the asset and liability derivatives fair value columns, respectively.